Accounts receivable, net (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, net
Trade receivables	$ 2,595,978	$ 2,523,950	$ 2,673,705
Allowance for doubtful accounts	(72,886)	(79,937)	(96,900)	$ (96,900)	$ (97,400)
Other receivables	0		22,403
Income tax receivable	187,912	114,935	57,186
Recoverable value-added tax and other recoverable taxes	1,156,106	927,406	970,484
Trade and other current receivables	$ 3,867,110	$ 3,486,354	$ 3,626,878